Calamos Antetokounmpo Sustainable Equities Fund
Schedule of Investments March 31, 2026 (Unaudited)
1
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.0%)
Communication Services (8.9%)
1,361 Alphabet, Inc. - Class A $ 391,369
520 Netflix, Inc.# 49,998
441,367
Consumer Discretionary (10.1%)
762 Amazon.com, Inc.# 158,702
9 Booking Holdings, Inc. 37,893
1,166 Chipotle Mexican Grill, Inc.# 37,324
132 Home Depot, Inc. 43,413
1,998 Sony Group Corp. ( ADR ) 41,359
888 TJX Cos., Inc. 141,813
932 Tractor Supply Co. 42,219
502,723
Consumer Staples (4.6%)
707 Colgate-Palmolive Co. 60,258
43 Costco Wholesale Corp. 42,846
1,082 Darling Ingredients, Inc.# 66,922
470 Walmart, Inc. 58,411
228,437
Financials (10.0%)
145 American Express Co. 43,859
470 Bank of New York Mellon Corp. 55,756
532 Intercontinental Exchange, Inc. 83,673
346 Jack Henry & Associates, Inc. 54,682
147 S&P Global, Inc. 62,525
357 Travelers Cos., Inc. 104,130
295 Visa, Inc. - Class A 89,161
493,786
Health Care (9.6%)
711 Edwards Lifesciences Corp.# 56,937
60 Eli Lilly & Co. 55,186
1,077 GE HealthCare Technologies, Inc. 76,661
726 Gilead Sciences, Inc. 101,183
649 Merck & Co., Inc. 78,068
151 Thermo Fisher Scientific, Inc. 74,221
309 Zoetis, Inc. 36,527
478,783
Industrials (15.3%)
474 Canadian Pacific Kansas City Ltd. 37,285
67 Caterpillar, Inc. 47,467
203 Cintas Corp. 34,336
81 Deere & Co. 45,627
132 Eaton Corp. PLC 47,213
204 Ferguson Enterprises, Inc. 47,585
78 GE Vernova, Inc. 68,086
500 nVent Electric PLC 59,140
247 Old Dominion Freight Line, Inc. 48,264
475 Otis Worldwide Corp. 36,613
120 Quanta Services, Inc. 65,882
131 Rockwell Automation, Inc. 47,013
122 Trane Technologies PLC 50,842
NUMBER OF
SHARES b b VALUE b
424 Veralto Corp. $ 37,490
186 Verisk Analytics, Inc. 35,294
232 Waste Management, Inc. 53,311
761,448
Information Technology (32.6%)
1,112 Apple, Inc. 282,215
214 Applied Materials, Inc. 73,143
485 Arista Networks, Inc.# 59,548
31 ASML Holding NV 40,946
1,189 Bentley Systems, Inc. - Class B 41,758
438 Broadcom, Inc. 135,565
110 Cadence Design Systems, Inc.# 30,566
706 Microsoft Corp. 261,340
102 Motorola Solutions, Inc. 44,265
1,631 NVIDIA Corp. 284,446
214 Palo Alto Networks, Inc.# 34,309
178 SAP SE ( ADR ) 30,475
498 Taiwan Semiconductor
Manufacturing Co. Ltd. ( ADR ) 168,299
453 TE Connectivity PLC 94,686
192 Texas Instruments, Inc. 37,275
1,618,836
Materials (3.6%)
262 Ecolab, Inc. 69,697
152 Linde PLC 75,356
109 Sherwin-Williams Co. 34,940
179,993
Real Estate (1.8%)
241 American Tower Corp. 41,592
368 Prologis, Inc. 48,642
90,234
Utilities (2.5%)
731 National Grid PLC ( ADR ) 61,843
631 Sempra 61,314
123,157
TOTAL COMMON STOCKS
(Cost $3,913,585)
4,918,764
TOTAL INVESTMENTS (99.0%)
(Cost $3,913,585)
4,918,764
OTHER ASSETS, LESS LIABILITIES (1.0%)
49,521
NET ASSETS (100.0%) $ 4,968,285
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt

Calamos Antetokounmpo Sustainable Equities Fund
Schedule of Investments March 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of March 31, 2026 (see Note 2):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 65 $ 4,918,764 $ — $ — $ 4,918,764
Total $ 4,918,764 $ — $ — $ 4,918,764

Notes to Schedule of Investments (Unaudited)
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the “Fund”), which commenced operations on February 3, 2023. Prior to commencement of operations, the Fund had issued 10,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC. The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The Fund's investment objective is long-term capital appreciation.
Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the "Adviser"), serves as the Fund’s adviser. CGAM is jointly owned by Calamos Advisors
LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund's subadviser ("Subadviser").
Mr. Antetokounmpo serves on the Adviser’s Board of Directors and has indirect control of half of the Adviser’s Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and is not involved in the day-to-day management of the Fund’s investments, and neither Original C nor Mr.
Antetokounmpo provide any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr.
Antetokounmpo is involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then
“Antetokounmpo” will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change in the name of the
Fund or its strategy. The Adviser is jointly owned and controlled by Calamos Advisors and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the Subadviser, have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.
Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the
United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:
Fund Valuation. The Fund’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Adviser has adopted procedures to guide the determination of the net asset value (“NAV”) on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on
The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing
Price, the last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Securities that are principally traded in other foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every New York Stock Exchange (“NYSE”) business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s
NAV is not calculated.
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.
The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements
Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
The summary of the inputs used in valuing the Fund's holdings are available after the Fund's Portfolio.